Accounts Payable	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Accounts Payable
23.	Accounts Payable

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Suppliers and contractors (Note 28)	54,196	46,820
Carriers and other customers (Note 28)	2,083	2,422
Taxes (Note 27)	1,952	1,972
Related parties (Notes 25 and 28)	451	290
Others	1,763	1,446
	60,445	52,950

Accounts payable are non-interest-bearing and are normally settled within 180 days.

For terms and conditions pertaining to the payables to related parties, see Note 25 – Related Party Transactions.

For detailed discussion on the PLDT Group’s liquidity risk management processes, see Note 28 – Financial Assets and Liabilities – Liquidity Risk.